COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2024	Mar. 05, 2024	Jul. 31, 2024	Feb. 01, 2025	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Purchase Commitment, Period			3 years
Payment for Acquisition, Lease, Held-for-Investment		$ 100,000
Lessee, Operating Lease, Term of Contract			13 months
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional lease amount					$ 158,943
Lease Agreement [Member] | During March Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments					100,000
Lease Agreement [Member] | Beginning May One Two Thousand Twenty Four And Ending On February One Two Thousand Twenty Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments					$ 6,000
LongTerm Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Purchase Commitment, Period	3 years
Lessee, Operating Lease, Renewal Term	3 years
Lessee, Operating Lease, Liability, to be Paid, Year One			$ 3,600
Lessee, Operating Lease, Liability, to be Paid, Year Two			3,700
Lessee, Operating Lease, Liability, to be Paid, Year Three			3,800
Lessee, Operating Lease, Liability, to be Paid, Year Four			$ 3,900
LongTerm Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for Acquisition, Lease, Held-for-Investment				$ 6,000